Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net income (loss)	$ (2,462,799)	$ (1,148,588)	$ (1,486,848)	$ 1,762,466
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	446,113	11,080	62,080	6,296
Gain on settlement of liabilities	(67,984)		(32,019)	(62,095)
Gain on change in fair value of debt and warrant liabilities		(211,345)	(211,345)	(2,871,910)
Fair value of stock issued for note modification	168,856
Amortization of debt discount	(89,876)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(17,851)	(88,099)	(60,954)	2,000
Accounts payable and accrued expenses	65,424	241,124	373,099	38,921
Accrued interest	46,517	475,490	445,278	714,376
Net cash used in operating activities	(1,911,600)	(720,338)	(910,709)	(392,445)
Cash Flows from Investing Activities:
Acquisition of mineral claims	(106,000)			(100,000)
Net cash provided by (used in) investing activities	(106,000)			(100,000)
Cash Flows from Financing Activities
Proceeds from convertible notes	2,025,000	590,000	590,000	885,000
Proceeds from promissory notes	100,000	200,000	250,000
Proceeds from issuance of preferred stock		50,000	50,000
Proceeds from warrant exercises	189,000		130,000
Repayment of convertible note		(75,000)	(75,000)	(300,850)
Net cash provided by financing activities	2,314,000	765,000	945,000	477,150
Net increase (decrease) in cash	296,400	44,662	34,291	(15,295)
Cash, beginning of period	42,582	8,291	8,291	23,586
Cash, end of period	338,982	52,953	42,582	8,291
Supplemental disclosures:
Interest paid
Supplemental disclosures of non-cash items:
Convertible notes converted to common stock		48,804	6,627,686	589,150
Accounts payable and accrued payable exchanged for convertible note		140,396	46,667	94,600
Promissory notes converted to convertible notes		170,000
Accrued interest on promissory notes converted to convertible notes		$ 57,372	2,359,341	372,803
Adjustments to reconcile net loss to net cash used in operating activities:
Write-off of assets				17,500
Changes in operating assets and liabilities:
Repayments of capital lease obligations				(82,000)
Repayments of promissory notes				$ (25,000)